Award Timing Disclosure	12 Months Ended
Dec. 28, 2024
Awards Close in Time to MNPI Disclosures [Table]
Award Timing MNPI Disclosure

Responsible Equity Grant Practices

PepsiCo’s equity grant practices include generally making grants on fixed pre-established grant dates and ensuring all grants are made at exercise prices or grant prices equal to the “fair market value” of PepsiCo Common Stock on such dates. PepsiCo grants stock options to employees on an annual basis; however, executive officers do not receive stock options. PepsiCo currently does not grant stock appreciation rights or similar option-like instruments. During the last fiscal year, the Compensation Committee did not take material nonpublic information into account when determining the timing or terms of stock options, nor did the Company time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

■	Under the Company’s equity grant practices, stock options are granted only on pre-determined dates. The terms and conditions of stock option grants to employees are generally approved at a meeting of the Compensation Committee that is held during February, and the grants are made effective on March 1, July 1, and October 1. During 2024, PepsiCo did not grant stock options, stock appreciation rights or similar option-like instruments to any NEO.
■	Stock option, PSU, and RSU grants are awarded under our shareholder-approved LTI Plan at “fair market value,” defined as the average of the high and low stock prices rounded up to the nearest quarter on the date of grant. These formulas mitigate the impact of our stock price’s intra-day volatility when setting the grant price of equity awards.
■	PepsiCo does not backdate, reprice, or grant stock options retroactively. Our shareholder-approved LTI Plan prohibits repricing of awards or exchanges of underwater options for cash or other securities without shareholder approval.
■	PepsiCo is responsible in the use of shares under our LTI Plan, with share utilization below our peer group median.
■	Equity award grants to executive officers are approved by a subcommittee of the Compensation Committee consisting entirely of non-employee directors, as that term is defined in Rule 16b-3 of the Exchange Act.